Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 297,929	R$ 641,952
Short-term investments	2,770,589	201,762
Accounts receivable from card issuers	9,244,608	5,078,430
Trade accounts receivable	44,616	23,120
Recoverable taxes	56,918	39,147
Prepaid expenses	15,066	10,391
Derivative financial instruments	1,195
Other accounts receivable	6,860	4,722
Current assets	12,437,781	5,999,524
Non-current assets
Receivables from related parties	8,095	9,078
Deferred tax assets	262,668	198,234
Other accounts receivable	8,507	3,446
Investment in associate	2,237	1,743
Property and equipment	266,273	189,631
Intangible assets	307,657	234,088
Non current assets	855,437	636,220
Total assets	13,293,218	6,635,744
Current liabilities
Accounts payable to clients	4,996,102	3,637,510
Trade accounts payable	117,836	53,238
Loans and financing	761,056	13,839
Obligations to FIDC senior quota holders	16,646	8,695
Labor and social security liabilities	96,732	35,959
Taxes payable	51,569	35,905
Derivative financial instruments	586
Other accounts payable	14,248	38,417
Current liabilities	6,054,775	3,823,563
Non-currentliabilities
Loans and financing	1,395	3,032
Obligations to FIDC senior quota holders	2,057,925	2,056,331
Share-based payments		217,487
Deferred tax liabilities	80,223	52,268
Provision for contingencies	1,242	486
Other accounts payable	4,667
Non current liabilities	2,145,452	2,329,604
Total financial liabilities	8,200,227	6,153,167
Equity
Issued capital	62	46
Capital reserve	5,351,873	967,749
Other comprehensive income	(56,334)	2,595
Accumulated losses	(202,276)	(503,018)
Equity attributable to owners of the parent	5,093,325	467,372
Non-controlling interests	(334)	15,205
Total equity	5,092,991	482,577
Total liabilities and equity	R$ 13,293,218	R$ 6,635,744